INCOME TAXES (Details 6) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014 item	Dec. 31, 2013	Aug. 30, 2012
Reconciliation of the change in the amount of unrecognized tax benefits
Balance at beginning of period	$ 22.4	$ 27.4	$ 21.9
Gross increases-current period tax positions		1.6	3.8
Gross increases-prior periods tax position		1.5	2.2
Favorable resolutions with authorities			(0.5)
Cash settlements	(0.5)
Balance at end of period	21.9	30.5	27.4
Number of subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions		1
Predecessor
Reconciliation of the change in the amount of unrecognized tax benefits
Balance at beginning of period				22.7
Gross increases-current period tax positions				0.6
Cash settlements				(0.9)
Balance at end of period				$ 22.4